Organization and Basis of Presentation - Additional Information (Detail)	Dec. 31, 2014
MRD Holdco [Member]
Organization And Basis Of Presentation (Textual) [Abstract]
Affiliate's ownership percentage in our former parent	100.00%
General Partner [Member]
Organization And Basis Of Presentation (Textual) [Abstract]
Partnership ownership percentage	0.10%
General Partner [Member] | The Funds [Member]
Organization And Basis Of Presentation (Textual) [Abstract]
Percentage of economic interest in incentive distribution rights	50.00%
Limited Partners Common Units [Member]
Organization And Basis Of Presentation (Textual) [Abstract]
Partnership ownership percentage	99.90%